Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Trade and other receivables

	2024	2023
	$’000	$'000
Non-current
Accrued revenue and lease incentive	73,519	71,904
Other tax receivables	5,605	7,116
Payment in advance for property, plant and equipment	24,558	61,874
Withholding tax receivables(a)	14,913	—
Contingent consideration receivable(b)	2,438	6,411
	121,033	147,305
Current
Trade receivables	237,232	233,528
Less: allowance for expected credit losses	(16,339)	(21,205)
Net trade receivables(c)	220,893	212,323
Other receivables(d)	44,434	317,452
Prepaid land rent	771	1,016
Other prepaid expenses	14,521	29,979
Advance payments	10,947	33,364
Withholding tax receivables(a)	10,258	1,362
VAT receivables	9,929	12,339
Contingent consideration receivable(b)	1,603	—
	313,356	607,835
(a)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. Withholding tax receivables increased for the year ended December 31, 2024, due to changes in the revenue withholding tax regulations which impact the Group’s Nigerian businesses. Effective from January 1, 2025, these changes reduce the amounts of revenue tax withheld by customers in Nigeria with respect to colocation and telecommunication tower services from 10% to 2%. Following this announcement in October 2024, previously impaired revenue withholding tax receivables were reassessed to identify which could be utilized in settlement of future tax liabilities resulting in the reversal of previously impaired revenue withholding tax receivables of $25.2 million.
(b)	Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition.
(c)	The fair value is equal to their carrying amount.
(d)	Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period. Most of these deposits were repaid in the current period and reclassified to cash and cash equivalents.